Share-based payments	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments
17	Share-Based Payments

On September 18, 2019, BioNTech effected a 1:18 share split by issuing 206,595,492 shares by way of a capital increase from its own funds; thus, no outside proceeds were received. This capital increase came into effect upon registration with the commercial register (Handelsregister). The accompanying financial statements and notes to the financial statements including share-based payment information below give retroactive effect to the share split for all periods presented.

During the years ended December 31, 2019, December 31, 2018 and December 31, 2017, the Group had the following share-based arrangements.

17.1	Chief Executive Officer Grant (Equity-Settled)

Description of Share-Based Payments

In September 2019, BioNTech agreed to grant Prof. Ugur Sahin, M.D. an option to purchase 4,374,963 ordinary shares, subject to Prof. Sahin’s continuous employment with BioNTech. The options’ per share exercise price is the Euro translation of the public offering price from BioNTech’s initial public offering, €13.60 ($15.00). The option will vest annually in equal installments after four years commencing on the first anniversary of the initial public offering and will be exercisable four years after the initial public offering. The option will be subject to the terms, conditions, definitions and provisions of the Employee Stock Ownership Plan (ESOP) and the applicable option agreement thereunder. The vested option rights can only be exercised if and to the extent that each of the following performance criteria has been achieved: (i) at the time of exercise, the current price is equal to or greater than the Threshold Amount (that is, the exercise price, provided that such amount increases by seven percentage points on each anniversary of the Allocation Date); (ii) at the time of exercise, the current price is at least equal to the Target Price (that is, (a) for the twelve-month period starting on the fourth anniversary of the Allocation Date, $8.5 billion divided by the total number of the shares outstanding immediately following the initial public offering (other than shares owned by BioNTech), and (b) for each twelve-month period starting on the fifth or subsequent anniversary of the Allocation Date, 107% of the target share price applicable for the prior twelve-month period); and (iii) the closing price for the fifth trading day prior to the start of the relevant exercise window is higher than the exercise price by at least the same percentage by which the Nasdaq Biotechnology Index or a comparable successor index as of such time is higher than such index was as of the last trading day before the Allocation Date. The Option Rights can be exercised at the latest ten years after the Allocation Date. If they have not been exercised by that date, they will lapse without compensation.

Measurement of Fair Values

A Monte-Carlo simulation model has been used to measure the fair value at grant date of the Chief Executive Officer Grant. This model incorporates the impact of the performance criteria regarding share price and index development described above in the calculation of the award’s fair value at grant date. The inputs used in the measurement of the fair value at grant date of the Chief Executive Officer Grant were as follows:

Grant date October 10, 2019
Weighted average fair value	€5.63
Weighted average share price	€13.60
Exercise price	€13.60
Expected volatility (%)	41.4%
Expected life (years)	5.37
Risk-free interest rate (%)	1.52%

The options’ per share exercise price is the Euro translation of the public offering price from BioNTech’s initial public offering on October 10, 2019. Expected volatility was based on an evaluation of the historical volatilities of comparable companies over the historical period commensurate with the expected term. The expected term was based on general optionholder behavior for employee options.

Reconciliation of Outstanding Share-Options

The number and weighted-average exercise price of share options under the Chief Executive Officer Grant during the year ended December 31, 2019 were as follows:

	Share options outstanding	Number of Ordinary Shares underlying options	Weighted average exercise price (€)
As of January 1, 2019	-	-	-
Granted	4,374,963	4,374,963	13.60
As of December 31, 2019	4,374,963	4,374,963	13.60

The options outstanding at December 31, 2019 have a weighted-average expected life of 5.12 years.

Expense recognized in the Statement of Operations

The expense recognized for employee services received during the year ended December 31, 2019 is shown in the following table:

Year ended December 31,
(in thousands)	2019
Research and development expenses	€3,208
Total	€3,208

There were no cancellations or modifications to the awards in the year ended December 31, 2019.

17.2	Employee Stock Ownership Plan (Equity-Settled)

Description of Share-Based Payments

On November 15, 2018, the Group established a share option program that grants selected employees options to receive shares in the company. The program is designed as an Employee Stock Ownership Plan (ESOP). The Group has offered the participants a certain number of rights (Option Rights) by explicit acceptance of the participants. The exercise of the Option Rights in accordance with the terms of the ESOP, gives the participants the right to obtain shares against payment of the exercise price. The Option Rights vest over four years, can only be exercised if the company has executed a public offering in the United States (IPO) and when meeting the Threshold Amount. Threshold Amount means the exercise price provided that such price increases by eight percentage points on the first and then each subsequent anniversary of the Allocation Date (September 26, 2018). The Option Rights can be exercised at the latest eight years after the Allocation Date. If they have not been exercised by that date, they will forfeit without compensation.

Measurement of Fair Values

The fair value of the ESOP has been measured using a binomial model. Service conditions attached to the arrangement were not taken into account in measuring the fair value.

The share options can only be exercised by the grantee if the price of the share is equal or greater to the Threshold Amount as defined in the arrangement. Moreover, the option rights can only be exercised if the IPO has occurred. Both conditions have been incorporated into the fair value at grant date.

The inputs used in the measurement of the fair values at grant date of the ESOP was as follows:

	Grant date 15 November 2018	Grant dates between February 21 - April 3, 2019	Grant dates between April 29 - May 31, 2019	Grant date December 1, 2019
Weighted average fair value	€7.41	€6.93	€7.04	€9.49
Weighted average share price	€14.40	€15.72	€16.03	€19.84
Exercise price	€10.14	€15.03	€15.39	€15.82
Expected volatility (%)	46.0%	46.0%	46.0%	46.0%
Expected life (years)	5.84	6.00	6.00	5.50
Risk-free interest rate (%)	0.05%	0.05%	0.05%	0.05%

Expected volatility has been based on an evaluation of the historical and the implied volatilities of comparable companies over the historical period commensurate with the expected term. The expected term has been based on general option holder behavior for employee options.

Reconciliation of Outstanding Share-Options

The number and weighted-average exercise prices of share options under the ESOP during the years ended December 31, 2019 and December 31, 2018 were as follows:

	Share options outstanding	Number of Ordinary Shares underlying options	Weighted average exercise price (€)
As of January 1, 2018	-	-	-
Granted	658,109	11,845,962	10.14
As of December 31, 2018	658,109	11,845,962	10.14
As of January 1, 2019	658,109	11,845,962	10.14
Granted	14,511	261,198	15.17
Forfeited	(17,237)	(310,266)	10.85
As of December 31, 2019	655,383	11,796,894	10.23

The options outstanding at December 31, 2019 have a weighted-average expected life of 4.73 years.

Expense recognized in the Statement of Operations

The expense recognized for employee services received during the years ended December 31, 2019 and December 31, 2018 is shown in the following table:

	Years ended December 31,
(in thousands)	2019	2018
Cost of sales	€896	€114
Research and development expenses	20,016	6,786
Sales and marketing expenses	108	13
General and administrative expenses	6,008	728
Total	€27,028	€7,641

There were no cancellations or modifications to the awards in the years ended December 31, 2019 and December 31, 2018.

17.3	Share appreciation rights (Equity-Settled)

Description of Share-Based Payments

On December 1, 2017, the Group granted 582,714 shares to selected employees under the share appreciation rights (SAR) program. The shares vested immediately at the grant date (December 2017) as there were no vesting conditions.

There were no other SARs granted during the years ended December 31, 2019 and December 31, 2018.

Measurement of Fair Values

The fair value of the SARs has been determined using a discounted cash flow (DCF) model as of December 2017.

The inputs used in the measurement of the fair values at grant date of the SARs were as follows:

Grant date 1 December 2017
Fair value	10.13€
Exercise price	10.13€
WACC	8.2%
Tax rate	31.2%
Debt free net working capital (in % of sales)	5.5%
Risk-free interest rate (%)	1.2%
Long-term growth rate (%)	1.8%

Growth rate estimates are based on epidemiology data for different indications in focus geographies. The average market growth rates per indication and stage have been extrapolated with data derived from published industry research.

The expected life of the SARs is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur.

Expected dividends were not incorporated into the measurement of fair value.

Expense recognized in the Statement of Operations

The expense recognized for employee services received during the year ended December 31, 2017 is shown in the following table:

Year ended December 31,
(in thousands)	2017
Cost of sales	-
Research and development expenses	3,620
Sales and marketing expenses	14
General and administrative expenses	2,275
Total	€5,909

17.3	Net Settlement Feature for Withholding Tax Obligation

Under the agreement, BioNTech must withhold an amount for an employee’s tax obligation associated with the share-based payment and transfer that amount in cash to the tax authority on the employee’s behalf. BioNTech does not withhold shares in order to settle the employee’s tax obligations. The Group withheld an amount of k€7,761 that was paid to the taxation authority in relation to the SARs in the year ended December 31, 2018.